Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Oct. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We have established cybersecurity risk management to identify, assess, and mitigate cybersecurity risks alongside other business risks. The process is in alignment with our strategic objectives and risk appetite.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have established cybersecurity risk management to identify, assess, and mitigate cybersecurity risks alongside other business risks. The process is in alignment with our strategic objectives and risk appetite. We may engage assessors, consultants, auditors, or other third parties to enhance our cyber security risk management processes
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false